Equity - Summary of Share Capital (Detail) - shares	Dec. 31, 2020	Nov. 30, 2020	Jul. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	23,569,276			13,096,241
Preferred Shares A [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	5,242,850			5,242,850
Preferred Shares B [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	7,650,147		4,646,756	3,003,391
Preferred Shares C [Member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	5,826,279	5,826,279		0
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid	4,850,000			4,850,000